Property, plant and equipment -Impairments (Details) $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	$ (262)
Acquisition costs related to oil and gas prospects [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	16
Producing and development assets [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	(278)
Property Plant And Equipment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	(515)
Property Plant And Equipment [member] | Producing and development assets [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	(515)
Intangible assets [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	253
Intangible assets [member] | Acquisition costs related to oil and gas prospects [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	16
Intangible assets [member] | Producing and development assets [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	$ 237